Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Statement of Financial Position [Abstract]
Accounts payable variable interest entities	¥ 15,881	¥ 9,762
Bank loans variable interest entities	6,000	133,900
Deferred revenue variable interest entities	213,006	341,934
Salary and welfare payable variable interest entities	26,075	65,927
Financial liabilities from contracts with customers variable interest entities	337,932	384,561
Accrued expenses and other payables variable interest entities	7,733	43,009
Income taxes payable variable interest entities	195	267
Amounts due to related parties variable interest entities	685,287	159,739
Current operating lease liabilities variable interest entities	35,817	131,151
Deferred revenue variable interest entities	35,546	46,927
Deferred tax liabilities variable interest entities	4,433	7,661
Operating lease liabilities variable interest entities	59,824	200,409
Non-current tax payable variable interest entities	¥ 34,137	¥ 33,718
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.003
Ordinary shares, authorized (in Shares) | shares	16,666,667	16,666,667
Ordinary shares, issued (in Shares) | shares	11,371,444	1,895,819
Ordinary shares, outstanding (in Shares) | shares	11,371,444	1,895,819